Exploration and Evaluation Expenditures (Details)											1 Months Ended																			6 Months Ended			12 Months Ended	50 Months Ended	68 Months Ended
	Oct. 02, 2020 shares	Jul. 07, 2020 USD ($)	Oct. 02, 2019 shares	Jul. 07, 2019 USD ($)	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	Oct. 02, 2017 shares	Jul. 07, 2017 USD ($)	May 02, 2017 USD ($) shares	Aug. 11, 2016 USD ($)	Apr. 23, 2023 USD ($) shares	May 24, 2022 USD ($)	Apr. 23, 2022 USD ($) shares	Jul. 21, 2021 CAD ($) shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Dec. 29, 2020 USD ($)	May 24, 2020 USD ($) shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 USD ($)	May 24, 2019 USD ($) shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 USD ($)	Oct. 23, 2018 USD ($)	May 24, 2018 USD ($) shares	Apr. 23, 2018 USD ($) shares	Jan. 28, 2018 USD ($)	Nov. 24, 2017 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Oct. 02, 2020 USD ($) shares	Apr. 23, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Acquisition costs														$ 24,876,036																	$ 24,876,036	$ 22,027,088	$ 22,027,088
Acquisition of property																															1,385,541		4,843,476
Effect of movement in foreign exchange rates																															570,017		(1,994,528)
Acquisition costs																																	24,876,036
ExplorationAndEvaluationAssetsExplorationCosts																															26,831,594
Exploration Costs																																6,921,260	6,921,260
Other exploration costs																															191,402		419,610
Effect of movement in foreign exchange rates																															153,850		(626,711)
Exploration Costs														$ 6,714,159																	6,714,159
Exploration Costs																															7,059,411		6,714,159
Tangible exploration and evaluation assets																															33,891,005		31,590,194
Purchase of exploration and evaluation assets																															1,554,435	1,094,953
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares														200,000		200,000
California property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs														$ 12,768,549																	12,768,549	9,753,766	9,753,766
Acquisition of property																															115,611		3,897,975
Effect of movement in foreign exchange rates																															292,582		(883,192)
Acquisition costs																																	12,768,549
ExplorationAndEvaluationAssetsExplorationCosts																															13,176,742
Exploration Costs																																4,554,718	4,554,718
Other exploration costs																															11,019		10,757
Effect of movement in foreign exchange rates																															95,164		(412,424)
Exploration Costs														4,153,051																	4,153,051
Exploration Costs																															4,259,234		4,153,051
Tangible exploration and evaluation assets																															17,435,976		16,921,600
Arkansas property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs														12,107,487																	12,107,487	12,273,322	12,273,322
Acquisition of property																															1,269,930		945,501
Effect of movement in foreign exchange rates																															277,435		(1,111,336)
Acquisition costs																																	12,107,487
ExplorationAndEvaluationAssetsExplorationCosts																															13,654,852
Exploration Costs																																$ 2,366,542	2,366,542
Other exploration costs																															180,383		408,853
Effect of movement in foreign exchange rates																															58,686		(214,287)
Exploration Costs														$ 2,561,108																	2,561,108
Exploration Costs																															2,800,177		2,561,108
Tangible exploration and evaluation assets																															$ 16,455,029		$ 14,668,594
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets		$ 50,000		$ 50,000		$ 50,000		$ 50,000		$ 125,000																								$ 325,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000		500,000		500,000		500,000																											2,500,000
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets									$ 25,000						$ 100,000				$ 100,000			$ 100,000				$ 100,000			$ 50,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares									1,700,000						200,000				200,000			200,000				200,000			100,000
Lease property [member] | National chloride company of america [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets												$ 100,000
Lease property [member] | National chloride company of america [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets												250,000
Lease property [member] | National chloride company of america [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets									$ 1,825,000			$ 1,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																	$ 200,000			$ 200,000			$ 200,000		$ 100,000		$ 100,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares																	400,000			400,000			400,000				200,000								3,400,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets											$ 200,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets											$ 500,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares											1,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets													$ 200,000																						$ 2,700,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares													400,000
Property in option agreement [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																		$ 750,000			$ 700,000			$ 600,000				$ 500,000
Annual payments pursuant to agreement																														$ 1,000,000